Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,214,005	$ 465,987	¥ 3,523,632
Restricted cash	96,764	14,029
Accounts receivable	0	0	33,081
Contract assets	0	0	253,780
Short-term investments	235,429	34,134	753,164
Inventories	0	0	27,237
Prepayments and other receivables	80,278	11,639	190,824
Total current assets	3,626,476	525,789	4,781,718
Property, equipment and software	60,841	8,821	45,716
Operating lease right-of-use assets	63,125	9,152	112,781
Intangible assets	118,888	17,237	119,666
Goodwill	162,574	23,571	162,574
Investments accounted for using the equity method	30,850	4,473	352,106
Other non-current assets	10,911	1,582	26,634
Total assets	4,073,665	590,625	5,601,195
Current liabilities
Short-term bank borrowings	18,956	2,748
Accruals and other payables	706,572	102,443	593,335
Contract liabilities, current	8,677	1,258
Operating lease liabilities, current	23,961	3,474	30,669
Total current liabilities	758,166	109,923	624,004
Put right liabilities	88,687	12,858	96,911
Contract liabilities, non-current	267,878	38,839	224,000
Operating lease liabilities, non-current	32,069	4,650	81,786
Other non-current liabilities	16,963	2,459	14,934
Total liabilities	1,163,763	168,729	1,041,635
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.0001 par value, 800,000,000 shares authorized as of December 31, 2021 and 2022; 183,826,753 and 190,879,919 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	132	19	126
Treasury stock	(21,249)	(3,081)
Additional paid-in capital	9,579,375	1,388,879	9,100,777
Accumulated other comprehensive income (loss)	213,794	30,997	(186,510)
Accumulated deficit	(6,862,150)	(994,918)	(4,354,833)
Total shareholders' equity	2,909,902	421,896	4,559,560
Total liabilities and shareholders' equity	¥ 4,073,665	$ 590,625	¥ 5,601,195